Banking facilities	12 Months Ended
Mar. 31, 2016
Banking and Thrift [Abstract]
Banking facilities
7	Banking facilities

As of March 31, 2016, the Company had general banking facilities for bank overdrafts, letters of credit, notes payable, factoring and term loans.  The facilities are interchangeable with total amounts available of $6,189,000 (2015: $9,438,000).  The general banking facilities utilized by the Company are denominated in United States dollars, Hong Kong dollars and Chinese Yuan.

The Company’s general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2016
	2015	2016	2015	2016	2015	2016	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	2,564	2,564	1,830	1,237	734	1,327

Including sub-limit of:
Notes payable	2,308	2,308	1,830	1,237	478	1,071	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	—	641	641	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	—	—	2,400	2,400	HIBOR* +1.5%	Repayable in 60 days

Other facilities
Export Documentary Credits	641	641	—	—	641	641
Short Term Loans	3,547	1,923	1,026	—	2,521	1,923	(Note A)	Revolving loan repayable in 30 days
Long Term Loans (1)	2,686	1,061	2,350	506	336	555	(Note A)	Term loans repayable monthly over 3 years.

	9,438	6,189	5,206	1,743	4,232	4,446

Note A: HIBOR* +2.25% for loans in Hong Kong. People's Bank of China’s loan benchmark interest rate times 110% for loans in PRC.

(1) A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right of repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities.  Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets.

* HIBOR is the Hong Kong Interbank Offer Rate

As of March 31, 2016, a treasury product facility of approximately $25,738,000 (2015: $25,738,000) was made available to the Company for transactions of financial instruments including forward contracts, and approximately $1,000,000 (2015: $2,000,000) of the facility was utilized.

One of the properties of the Company located in Hong Kong with a net book value of approximately $977,000, the rental assignment over such property, and the rights, interests and benefits of a life insurance contract with a book value of approximately $140,000 are arranged as securities to the banks for the banking facilities arrangement.

The Prime Rate, HIBOR and Peoples' Bank of China loan benchmark interest rate were 5.00%, 0.89% and 4.75% per annum, respectively, as of March 31, 2016.  The Prime Rate is determined by the Hong Kong Bankers Association and is subject to revision from time to time.  Interest rates are subject to change if the Company defaults on the amount due under the facility or draws in excess of the facility amounts, or at the discretion of the banks.

The weighted average interest rates of borrowings of the Company are as follows:

	During the fiscal year ended March 31,
	2015	2016

Bank overdrafts	6.00%	6.00%
Notes payable	2.92%	2.94%
Term Loan in Hong Kong	2.47%	2.50%
Term Loan in PRC	6.77%	6.77%
Factoring	1.74%	1.74%